Goodwill and Other Intangible Assets (Details 1) - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021		$ 59,800
2022		36,800
2023		20,200
2024		8,400
2025		3,500
Total	$ 121,500	$ 128,700	$ 175,000